Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
ASSETS
Cash and cash equivalents	$ 1,124,492	$ 1,329,433
Due from sponsor	713	713
Prepaid expenses	80,417	86,667
Total Current Assets	1,205,622	1,416,813
Long-term prepaid insurance		14,167
Marketable securities held in Trust Account	241,144,179	239,042,295
TOTAL ASSETS	242,349,801	240,473,275
LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT
Accrued expenses	1,777,147	1,036,287
Accrued offering costs	75,000	75,000
Total Current Liabilities	1,852,147	1,111,287
PIPE Subscription Agreements liability	16,539,057	15,274,088
Deferred advisory fee	6,900,000	6,900,000
Deferred underwriting fee	6,900,000	6,900,000
TOTAL LIABILITIES	32,191,204	30,185,375
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A Ordinary Shares subject to possible redemption; 23,000,000 shares at redemption value of $10.48 and $10.39 per share as of March 31, 2026 and December 31, 2025, respectively	241,144,179	239,042,295
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of March 31, 2026 and December 31, 2025
Additional paid-in capital
Accumulated deficit	(30,986,157)	(28,754,970)
TOTAL SHAREHOLDERS' DEFICIT	(30,985,582)	(28,754,395)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT	242,349,801	240,473,275
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares, value
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares, value	$ 575	$ 575